Restructuring and Related Charges, Net - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																27 Months Ended	12 Months Ended					57 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 27, 2013 Acquisition-related restructuring actions	Sep. 28, 2012 Acquisition-related restructuring actions	Sep. 30, 2011 Acquisition-related restructuring actions	Sep. 30, 2011 U.S. Medical Supplies	Sep. 27, 2013 Medical Devices Acquisition-related restructuring actions	Sep. 27, 2013 2013 Program	Sep. 28, 2012 2013 Program	Sep. 30, 2011 2013 Program	Sep. 27, 2013 2013 Program U.S. Medical Supplies	Sep. 27, 2013 2013 Program Medical Devices	Sep. 27, 2013 2013 Program Minimum	Sep. 27, 2013 2013 Program Maximum	Sep. 27, 2013 2011 program	Sep. 28, 2012 2011 program	Sep. 30, 2011 2011 program	Jun. 28, 2013 2011 program Pharmaceuticals	Sep. 27, 2013 2011 program U.S. Medical Supplies	Sep. 27, 2013 2011 program Medical Devices	Sep. 30, 2011 2011 program Continuing Operations	Sep. 27, 2013 2009 Program	Sep. 25, 2009 2009 Program	Jun. 28, 2013 2009 Program Pharmaceuticals	Sep. 27, 2013 2009 Program U.S. Medical Supplies	Sep. 27, 2013 2009 Program Medical Devices	Sep. 25, 2009 2009 Program Continuing Operations
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges expected to be incurred												$ 350	$ 450			$ 275				$ 225		$ 200				$ 160
Restructuring costs, net, cumulative to date						76	23			4	11			176			50	2	163		138		40	57	71
Changes in estimate	$ 22	$ 2	$ 3	$ 3	$ 10		$ 0	$ 0	$ 0					$ 18	$ 2	$ 0